Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
April 30, 2023
LCV-NPRT1-0623
1.800356.119
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	62,200	1,099,074
Deutsche Telekom AG	36,900	889,724
Verizon Communications, Inc.	180,120	6,994,060
		8,982,858
Entertainment - 0.8%
Activision Blizzard, Inc.	29,860	2,320,421
Warner Bros Discovery, Inc.	110,900	1,509,349
		3,829,770
Interactive Media & Services - 3.4%
Alphabet, Inc. Class A (a)	102,984	11,054,303
Meta Platforms, Inc. Class A (a)	19,375	4,656,200
		15,710,503
Media - 2.4%
Comcast Corp. Class A	217,199	8,985,523
Omnicom Group, Inc.	24,804	2,246,498
		11,232,021
TOTAL COMMUNICATION SERVICES		39,755,152
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 0.6%
General Motors Co.	78,628	2,597,869
Hotels, Restaurants & Leisure - 1.9%
Hilton Worldwide Holdings, Inc.	26,078	3,755,754
McDonald's Corp.	17,073	5,049,340
		8,805,094
Household Durables - 0.5%
Tempur Sealy International, Inc.	60,619	2,271,394
Specialty Retail - 2.3%
Dick's Sporting Goods, Inc.	23,933	3,470,524
Lowe's Companies, Inc.	27,159	5,644,455
Williams-Sonoma, Inc. (b)	13,831	1,674,104
		10,789,083
TOTAL CONSUMER DISCRETIONARY		24,463,440
CONSUMER STAPLES - 7.8%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	9,897	2,271,065
Diageo PLC	20,167	919,940
Keurig Dr. Pepper, Inc.	46,185	1,510,250
The Coca-Cola Co.	46,186	2,962,832
		7,664,087
Consumer Staples Distribution & Retail - 2.0%
Dollar Tree, Inc. (a)	19,185	2,948,926
U.S. Foods Holding Corp. (a)	26,800	1,029,120
Walmart, Inc.	34,934	5,273,986
		9,252,032
Food Products - 1.1%
Archer Daniels Midland Co.	11,698	913,380
Bunge Ltd.	1,800	168,480
Freshpet, Inc. (a)	600	41,382
Mondelez International, Inc.	46,453	3,563,874
Tyson Foods, Inc. Class A	6,500	406,185
		5,093,301
Household Products - 1.9%
Energizer Holdings, Inc.	22,000	735,460
Kimberly-Clark Corp.	6,900	999,741
Procter & Gamble Co.	44,249	6,919,659
		8,654,860
Tobacco - 1.2%
Altria Group, Inc.	41,792	1,985,538
Philip Morris International, Inc.	35,076	3,506,548
		5,492,086
TOTAL CONSUMER STAPLES		36,156,366
ENERGY - 8.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	81,300	4,012,155
Oil, Gas & Consumable Fuels - 7.4%
Canadian Natural Resources Ltd.	77,300	4,710,402
Cenovus Energy, Inc. (Canada)	295,700	4,963,072
Exxon Mobil Corp.	153,600	18,177,018
Hess Corp.	27,300	3,960,138
Valero Energy Corp.	20,100	2,304,867
		34,115,497
TOTAL ENERGY		38,127,652
FINANCIALS - 20.1%
Banks - 9.4%
Bank of America Corp.	415,953	12,179,104
BNP Paribas SA	26,000	1,679,948
Citigroup, Inc.	112,900	5,314,203
First Horizon National Corp.	28,770	504,914
JPMorgan Chase & Co.	48,905	6,760,627
KeyCorp	128,400	1,445,784
U.S. Bancorp	114,617	3,929,071
Wells Fargo & Co.	294,648	11,712,258
		43,525,909
Capital Markets - 2.3%
Bank of New York Mellon Corp.	147,404	6,277,936
BlackRock, Inc. Class A	3,573	2,398,198
Cboe Global Markets, Inc.	13,269	1,853,679
		10,529,813
Consumer Finance - 0.6%
Capital One Financial Corp.	26,227	2,551,887
Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	13,778	4,526,762
Block, Inc. Class A (a)	7,500	455,925
Fiserv, Inc. (a)	20,200	2,466,824
FleetCor Technologies, Inc. (a)	11,700	2,502,864
		9,952,375
Insurance - 5.6%
Arthur J. Gallagher & Co.	6,900	1,435,614
Chubb Ltd.	22,300	4,494,788
Globe Life, Inc.	17,272	1,874,357
Hartford Financial Services Group, Inc.	68,309	4,849,256
Progressive Corp.	18,000	2,455,200
The Travelers Companies, Inc.	59,655	10,805,907
		25,915,122
TOTAL FINANCIALS		92,475,106
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	39,100	4,319,377
Becton, Dickinson & Co.	13,800	3,647,478
Boston Scientific Corp. (a)	84,100	4,383,292
Medtronic PLC	8,400	763,980
		13,114,127
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	27,100	4,521,635
Centene Corp. (a)	39,800	2,743,414
Cigna Group	16,000	4,052,640
CVS Health Corp.	24,300	1,781,433
Molina Healthcare, Inc. (a)	5,525	1,645,842
UnitedHealth Group, Inc.	6,560	3,228,110
		17,973,074
Life Sciences Tools & Services - 3.0%
Danaher Corp.	21,600	5,117,256
Thermo Fisher Scientific, Inc.	15,600	8,656,440
		13,773,696
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	46,400	3,098,128
Eli Lilly & Co.	2,800	1,108,408
Johnson & Johnson	67,985	11,129,145
Merck & Co., Inc.	39,500	4,561,065
Pfizer, Inc.	118,700	4,616,243
		24,512,989
TOTAL HEALTH CARE		69,373,886
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.4%
Northrop Grumman Corp.	5,769	2,661,067
Raytheon Technologies Corp.	17,982	1,796,402
The Boeing Co. (a)	32,104	6,638,465
		11,095,934
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc. (b)	28,700	2,894,969
FedEx Corp.	22,055	5,023,688
		7,918,657
Construction & Engineering - 0.5%
Fluor Corp. (a)	77,200	2,243,432
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	78,644	3,417,082
Ground Transportation - 1.6%
RXO, Inc.	117,800	2,131,002
U-Haul Holding Co. (non-vtg.)	39,500	2,136,950
XPO, Inc. (a)	71,800	3,172,124
		7,440,076
Industrial Conglomerates - 1.9%
3M Co.	10,036	1,066,024
General Electric Co.	79,089	7,827,438
		8,893,462
Machinery - 1.1%
Flowserve Corp.	70,068	2,339,571
Timken Co.	34,200	2,628,270
		4,967,841
Professional Services - 0.7%
Concentrix Corp.	12,100	1,167,771
Manpower, Inc.	25,800	1,953,318
		3,121,089
TOTAL INDUSTRIALS		49,097,573
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	136,799	6,463,753
Electronic Equipment, Instruments & Components - 1.5%
Jabil, Inc.	12,904	1,008,448
TD SYNNEX Corp.	11,400	1,015,056
Teledyne Technologies, Inc. (a)	4,954	2,052,938
Vontier Corp.	107,296	2,910,940
		6,987,382
IT Services - 1.4%
Amdocs Ltd.	25,280	2,306,800
GoDaddy, Inc. (a)	18,751	1,419,076
IBM Corp.	19,237	2,431,749
		6,157,625
Semiconductors & Semiconductor Equipment - 1.6%
Microchip Technology, Inc.	63,098	4,605,523
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	32,727	2,758,886
		7,364,409
Software - 1.4%
Adobe, Inc. (a)	4,776	1,803,227
Dropbox, Inc. Class A (a)	51,004	1,037,421
Gen Digital, Inc.	63,298	1,118,476
Salesforce, Inc. (a)	13,204	2,619,277
		6,578,401
TOTAL INFORMATION TECHNOLOGY		33,551,570
MATERIALS - 4.4%
Chemicals - 2.3%
Axalta Coating Systems Ltd. (a)	74,154	2,341,042
Eastman Chemical Co.	20,562	1,732,760
Olin Corp.	44,169	2,446,963
The Chemours Co. LLC	64,277	1,868,532
Westlake Corp.	18,971	2,158,520
		10,547,817
Containers & Packaging - 0.9%
Crown Holdings, Inc.	22,094	1,895,223
O-I Glass, Inc. (a)	97,733	2,196,061
		4,091,284
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	93,023	3,526,502
Glencore PLC	352,000	2,077,727
		5,604,229
TOTAL MATERIALS		20,243,330
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Tower Corp.	5,400	1,103,706
Equinix, Inc.	600	434,448
Equity Lifestyle Properties, Inc.	39,700	2,735,330
Essex Property Trust, Inc.	12,800	2,812,544
Host Hotels & Resorts, Inc.	94,300	1,524,831
Invitation Homes, Inc.	91,900	3,066,703
Mid-America Apartment Communities, Inc.	11,000	1,691,800
Prologis (REIT), Inc.	34,800	4,358,700
Welltower, Inc.	42,500	3,366,850
		21,094,912
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	27,100	266,935
TOTAL REAL ESTATE		21,361,847
UTILITIES - 5.6%
Electric Utilities - 3.7%
Constellation Energy Corp.	37,390	2,893,986
Edison International	41,846	3,079,866
Evergy, Inc.	30,300	1,881,933
PG&E Corp. (a)	282,971	4,841,634
Southern Co.	61,500	4,523,325
		17,220,744
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	121,929	2,884,840
Vistra Corp.	81,023	1,933,209
		4,818,049
Multi-Utilities - 0.8%
Sempra Energy	24,846	3,863,305
TOTAL UTILITIES		25,902,098
TOTAL COMMON STOCKS (Cost $383,364,979)		450,508,020

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	9,294,423	9,296,282
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	4,593,716	4,594,175
TOTAL MONEY MARKET FUNDS (Cost $13,890,381)		13,890,457

Equity Funds - 0.2%
	Shares	Value ($)
Domestic Equity Funds - 0.2%
iShares Russell 1000 Value Index ETF (Cost $785,956)	5,200	804,076

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $398,041,316)	465,202,553
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(4,052,866)
NET ASSETS - 100.0%	461,149,687

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	7,849,365	40,081,993	38,635,076	118,335	-	-	9,296,282	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	2,231,000	20,769,196	18,406,021	642	-	-	4,594,175	0.0%
Total	10,080,365	60,851,189	57,041,097	118,977	-	-	13,890,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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